Other non-current assets	12 Months Ended
Dec. 31, 2022
Other non-current assets [Abstract]
Other non-current assets
13.	Other non-current assets

	2022	2021
	£’000	£’000
Long-term security deposits	941	786
Prepayments	6,264	3,984
Other	137	165
	7,342	4,935

The long-term security deposits represent lease security deposits for buildings.

Prepayments are those amounts paid in advance for clinical trials or commercial services that may be repaid at the end of the associated agreements or received as services. These services or repayments are estimated to be received in a period greater than twelve months from December 31, 2022.